Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2012 Sara Lee Corporation [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]
Assets acquired:
Current assets		$ 33,971
Cash and cash equivalents	1,221
Other current assets	42,619
Property, plant, and equipment	92,775	29,227
Intangible assets	138,900	213,500
Goodwill	149,948	91,675
Other noncurrent assets	863
Total assets acquired	426,326	368,373
Liabilities assumed:
Current liabilities	3,599	5,527
Noncurrent liabilities	2,097
Total liabilities assumed	5,696	5,527
Net assets acquired	$ 420,630	$ 362,846